Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Mar. 31, 2021	Mar. 28, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000151917
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000201707
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
C000169918
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000226253
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
C000226252
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000201713
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
C000196984
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000144475
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
MSCI ACWI IMI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Account Value	$ 2,223,819	$ 1,813,586	$ 1,600,270	$ 1,910,542			$ 1,468,405	$ 1,272,007	$ 1,290,461	$ 1,154,258	$ 985,871	$ 918,200
S&P 500 Index (TR, unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 23,266	18,300	15,784	17,781			13,555	11,116	10,801
S&P 500 Index (TR, unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,118,747	2,453,002	2,115,752	2,383,408			1,817,038	1,490,108	1,447,831	1,209,954	1,041,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,647	8,991	9,099	10,284	$ 10,000	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 964,734	899,100	909,928	1,028,400	1,000,000	1,000,000
S&P 500 Index (TR, unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 23,266	18,300	15,784	17,781			13,555	11,116	10,801
S&P 500 Index (TR, unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 23,682	18,627	16,066	18,098			13,798	11,315	10,994
S&P 500 Index (TR, unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,388,087	2,664,848	2,298,471	2,589,243			1,973,960	1,618,796	1,572,868	1,314,448	1,130,902	1,004,800	$ 1,000,000
Goldman Sachs Index: MSCI ACWI IMI Dev Markets 50% Hedged to USD (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD)
Account Value	$ 2,316,896	1,887,185	1,662,864	1,940,784			1,488,218	1,296,583	1,303,884	1,158,082	989,475	921,900
Strategic Factor Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Factor Allocation Composite Index
Account Value	$ 16,378	14,006	13,050	14,676			12,788	11,153	10,427
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,062	10,309	10,433	11,792			11,801	11,084	10,061
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,118,634	1,042,529	1,055,085	1,192,456			1,193,410	1,120,889	1,017,417	1,028,214	1,023,200
Strategic Factor Allocation Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Factor Allocation Composite Index
Account Value	$ 1,910,744	1,633,953	1,522,505	1,712,219			1,491,870	1,301,125	1,216,459	1,116,428	1,032,200
Bloomberg 1-5 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Treasury Index
Account Value	$ 10,117	9,530	9,460	10,035	10,000	10,000
Bloomberg 1-5 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Treasury Index
Account Value	$ 1,011,705	953,000	945,999	1,003,500	$ 1,000,000	$ 1,000,000
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,530	10,931	10,486	10,447			10,439	10,309	10,071
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,581	10,979	10,531	10,493			10,484	10,354	10,115
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 1,172,545	$ 1,111,628	$ 1,066,310	$ 1,062,379			$ 1,061,530	$ 1,048,321	$ 1,024,151	$ 1,008,817	$ 1,002,601	$ 1,000,300	$ 1,000,000